Common Stock Warrant	3 Months Ended
Mar. 31, 2026
Common Stock Warrant
Common Stock Warrant

14.	Common Stock Warrant

The Group accounts for common stock warrants as equity instruments in accordance with ASC 815-40, Contracts in Entity’s Own Equity. The warrants are (i) indexed to the Group’s own stock and (ii) meet the criteria for equity classification, as the Group maintains the ability to settle the warrants in shares and no cash-settlement triggers exist that are outside the Group’s control. Accordingly, these warrants are recorded in additional paid-in capital at their relative fair value on the date of issuance and are not subject to subsequent remeasurement.

In connection with the Merger on October 3, 2025, the Company issued an aggregate value of $5,600,000 pre-funded common stock purchase option to BSD Capital Ltd which are subject to a one-year lock-up period from the date of issuance with an exercise price of $0.0001 per share. The Option has a term of seven years and expires on October 3, 2032. The number of pre-funded warrants outstanding fluctuates directly with the stock price to guarantee an aggregate value of $5,600,000. At the close of business on March 31, 2026, the Company’s share price was $1.01 resulting in 5,544,554 pre-funded warrants outstanding which is an increase of 2,108,971 pre-funded warrants over the 3,435,383 pre-funded warrants outstanding at December 31, 2025.

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Unaudited Condensed Interim Consolidated Financial Statements

As At And For The Three Month Period Ended March 31, 2026 and March 31, 2025

The balance of the warrants are as follow:

	Warrants		Pre-funded warrants		Pre-funded warrants
	11-Jan-22		31-Oct-23		3-Oct-25		Total
	#of units	Amount	#of units	Amount	#of units	Amount	#of units	Amount
Balance, December 31, 2024	-	-	-	-	-	-	-	-
Warrant arising from acquisition of Siyata PTT	80	-	56	100	-	-	136	100
Issuance of warrants	-	-	-	-	3,435,583	5,600,000	3,435,583	5,600,000
Balance, December 31, 2025	80	0	56	100	3,435,583	5,600,000	3,435,719	5,600,100
Issuance of warrants	-	-	-	-	2,108,971	-	2,108,971	-
Balance, March 31, 2026	80	0	56	100	5,544,554	5,600,000	5,544,554	5,600,100